Note 3 - Recent Accounting Pronouncements (Details Textual) - Adoption of a new accounting pronouncement [member]	Jan. 01, 2019 USD ($)
Statement Line Items [Line Items]
Total lease liabilities	$ 890,000
IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets	$ 890,000